CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Thousands	Total	Common Stock [Member] Class A Ordinary Shares [Member]	Common Stock [Member] Class B Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Losses) [Member]	Accumulated Losses [Member]	Participation Interest [Member]
BEGINNING BALANCE at Dec. 31, 2020	$ 1,267,723	$ 37	$ 7	$ 2,134,227	$ 11,876	$ (1,086,160)	$ 207,736
BEGINNING BALANCE (in shares) at Dec. 31, 2020		370,352,700	72,511,760
Net loss	(302,002)	$ 0	$ 0	0	0	(252,555)	(49,447)
Foreign currency translation adjustments	(21,538)	0	0	0	(18,012)	0	(3,526)
ENDING BALANCE at Dec. 31, 2021	944,183	$ 37	$ 7	2,134,227	(6,136)	(1,338,715)	154,763
ENDING BALANCE (in shares) at Dec. 31, 2021		370,352,700	72,511,760
Net loss	(361,307)	$ 0	$ 0	0	0	(326,451)	(34,856)
Foreign currency translation adjustments	(5,890)	0	0	0	(5,535)	0	(355)
Shares issued, net of offering expenses	299,159	$ 40	$ 0	299,119	0	0	0
Shares issued, net of offering expenses, shares		400,000,000	0
Change in Participation Interest resulting from 2022 Private Placements (as described in Note 13)	0	$ 0	$ 0	44,013	0	0	(44,013)
ENDING BALANCE at Dec. 31, 2022	876,145	$ 77	$ 7	2,477,359	(11,671)	(1,665,166)	75,539
ENDING BALANCE (in shares) at Dec. 31, 2022		770,352,700	72,511,760
Net loss	(146,084)	$ 0	$ 0	0	0	(133,517)	(12,567)
Foreign currency translation adjustments	(1,078)	0	0	0	(985)	0	(93)
ENDING BALANCE at Dec. 31, 2023	$ 728,983	$ 77	$ 7	$ 2,477,359	$ (12,656)	$ (1,798,683)	$ 62,879
ENDING BALANCE (in shares) at Dec. 31, 2023		770,352,700	72,511,760